Equity - Changes in non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity at beginning of period	$ 756,813	$ 320,031	$ 365,719
(Loss) Profit for the year	15,816	3,514	(4,750)
Dividends paid to joint venture partner			(5,880)
Increase (decrease) through other changes, equity	(350)	40	4,151
Equity at end of period	869,886	756,813	320,031
Noncontrolling interests
Equity at beginning of period	106,751	106,053	114,504
(Loss) Profit for the year	15,816	3,514
Dividends paid to joint venture partner	(1,470)	(3,430)	(5,880)
Translation differences	906	(1,873)
Other	(178)	2,487
Equity at end of period	$ 121,825	$ 106,751	$ 106,053